RELATED PARTIES	12 Months Ended
Dec. 31, 2013
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 13     -     RELATED PARTIES

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Managements fees - included in General and administrative	379	354	375

Balance with related parties:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Short Terms Loan	200	200	191

Long Terms Loan	-	-	100